The Company and key events - Key events for the six-month period ended June 30, 2022 (Details) € in Thousands, $ in Thousands					6 Months Ended
	Aug. 02, 2022 EUR (€)	Jun. 17, 2022 EUR (€)	Jun. 17, 2022 USD ($)	Jun. 01, 2022 USD ($)	Jun. 30, 2022 EUR (€) program	Jun. 30, 2022 USD ($) program	Jun. 30, 2021 EUR (€)		Jun. 02, 2022 program
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements					€ 41,271		€ 8,304	[1]
2015 monalizumab agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received		€ 47,687	$ 50,000
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration milestone payments receivable | $				$ 5,000
Revenue from collaboration and licensing agreements					€ 4,826		0
IPH5201 agreement, with AstraZeneca | Major milestone payment received
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received	€ 4,900
IPH43, IPH25, IPH26 and IPH62, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of underlying programs terminated | program					4	4			4
Revenue from collaboration and licensing agreements					€ 17,400	$ 20,000
IPH6101 agreement, with Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received					3,000
Revenue from collaboration and licensing agreements					€ 3,000		€ 1,000

[1]	Comparative relating to the six months ended June 30, 2021 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. See note 17 of the interim condensed consolidated financial statements as of June 30, 2022.